FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details 4) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
As of January 1, 2018	$ 35,823,605
Total realized and unrealized profits (losses)
As of December 31, 2018	39,132,512	$ 35,823,605
Reconciliation of Changes in Fair Value Measurement, Liabilities [Roll Forward]
As of January 1, 2018	32,675,685
Total realized and unrealized profits (losses)
As of December 31, 2018	35,887,052	32,675,685
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
As of January 1, 2018	22,987	40,034
Total realized and unrealized profits (losses)
Included in statements of income	(10,769)	(17,035)
Included in other comprehensive income	25	(12)
Purchases, issuances, and loans (net)
As of December 31, 2018	12,193	22,987
Total profits or losses included in comprehensive income for 2017 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2016	(10,794)	(17,047)
Reconciliation of Changes in Fair Value Measurement, Liabilities [Roll Forward]
As of January 1, 2018	7	43
Total realized and unrealized profits (losses)
Included in statements of income	(802)	(36)
Included in other comprehensive income
Purchases, issuances, and loans (net)
As of December 31, 2018		7
Total profits or losses included in comprehensive income for 2017 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2016	$ (802)	$ (36)